Loans, borrowings, cash and cash equivalents and short-term investments (Details 1) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 5,514	$ 4,953	$ 6,479	$ 3,609
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	2,017	1,709
Country Of U S [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	3,327	3,048
Other Curriencies [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	170	196
Total Curriencies [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 5,514	$ 4,953